PROPERTY, PLANT AND EQUIPMENT - Schedule of Property Types (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 22,738
Acquisition		$ 6,345
Property, plant and equipment, ending balance	22,550	22,738
Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,367
Property, plant and equipment, ending balance	1,335	1,367
Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	647
Property, plant and equipment, ending balance	595	647
Land and Land Rights | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	43
Property, plant and equipment, ending balance	42	43
Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	12,454
Property, plant and equipment, ending balance	12,087	12,454
Pipelines | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	649
Property, plant and equipment, ending balance	635	649
Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	7,501
Property, plant and equipment, ending balance	7,339	7,501
Facilities and Equipment | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	564
Property, plant and equipment, ending balance	535	564
Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,571
Property, plant and equipment, ending balance	1,528	1,571
Cavern Storage and Other | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	111
Property, plant and equipment, ending balance	123	111
Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	565
Property, plant and equipment, ending balance	1,001	565
Assets Under Construction | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Cost
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	27,264	19,756
Additions and transfers		934
Additions and transfers	781
Change in decommissioning provision	79	33
Foreign exchange	(252)	340
Dispositions and other	143	144
Property, plant and equipment, ending balance	27,729	27,264
Cost | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	694	480
Additions and transfers		4
Additions and transfers	(2)
Change in decommissioning provision	0	0
Acquisition		200
Foreign exchange	(8)	12
Dispositions and other	34	2
Property, plant and equipment, ending balance	650	694
Cost | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	14,789	9,613
Additions and transfers		452
Additions and transfers	77
Change in decommissioning provision	44	8
Acquisition		4,538
Foreign exchange	(160)	216
Dispositions and other	25	38
Property, plant and equipment, ending balance	14,725	14,789
Cost | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	9,095	7,048
Additions and transfers		416
Additions and transfers	208
Change in decommissioning provision	33	21
Acquisition		1,509
Foreign exchange	(80)	105
Dispositions and other	42	4
Property, plant and equipment, ending balance	9,214	9,095
Cost | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,121	2,027
Additions and transfers		141
Additions and transfers	54
Change in decommissioning provision	2	4
Acquisition		41
Foreign exchange	(2)	2
Dispositions and other	36	94
Property, plant and equipment, ending balance	2,139	2,121
Cost | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	565	588
Additions and transfers	444	(79)
Change in decommissioning provision	0	0
Acquisition		57
Foreign exchange	(2)	5
Dispositions and other	6	6
Property, plant and equipment, ending balance	1,001	565
Depreciation
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(4,526)	(3,958)
Depreciation	704	627
Dispositions and other	(51)
Dispositions and other		(59)
Transfers	0
Property, plant and equipment, ending balance	(5,179)	(4,526)
Depreciation | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(47)	(38)
Depreciation	9	8
Dispositions and other	0
Dispositions and other		1
Transfers	(1)
Property, plant and equipment, ending balance	(55)	(47)
Depreciation | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,335)	(2,083)
Depreciation	311	268
Dispositions and other	(23)
Dispositions and other		(16)
Transfers	15
Property, plant and equipment, ending balance	(2,638)	(2,335)
Depreciation | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(1,594)	(1,316)
Depreciation	302	259
Dispositions and other	(25)
Dispositions and other		19
Transfers	4
Property, plant and equipment, ending balance	(1,875)	(1,594)
Depreciation | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(550)	(521)
Depreciation	82	92
Dispositions and other	(3)
Dispositions and other		(63)
Transfers	(18)
Property, plant and equipment, ending balance	(611)	(550)
Depreciation | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Dispositions and other	0
Dispositions and other		0
Transfers	0
Property, plant and equipment, ending balance	$ 0	$ 0